Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Summary of Reconciliation of Changes in Intangible Assets and Goodwill

Cost	Rights to Produce and Distribute Coca-Cola trademark Products	Goodwill	Other indefinite lived intangible assets	Technology costs and management systems	Development systems	Other amortizable	Total
Cost as of January 1, 2023	Ps. 76,499	Ps. 23,258	Ps. 1,042	Ps. 6,262	Ps. 1,342	Ps. 1,209	Ps. 109,612
Additions (1)	—	—	4	385	963	25	1,377
Transfer	(224)	—	224	307	(708)	401	—
Disposals	—	(2)	—	(1)	—	(61)	(64)
Effect of movements in exchange rates	(1,568)	(916)	44	(77)	(30)	(158)	(2,705)
Changes in value on the recognition of inflation effects	—	—	—	—	—	70	70
Cost as of December 31, 2023	Ps. 74,707	Ps. 22,340	Ps. 1,314	Ps. 6,876	Ps. 1,567	Ps. 1,486	Ps. 108,290

Cost as of January 1, 2024	Ps. 74,707	Ps. 22,340	Ps. 1,314	Ps. 6,876	Ps. 1,567	Ps. 1,486	Ps. 108,290
Additions (1)	—	—	30	223	1,224	628	2,105
Transfer	—	—	—	637	(835)	198	—
Disposals	—	—	(50)	(21)	—	—	(71)
Effect of movements in exchange rates	(85)	(328)	15	39	3	25	(331)
Changes in value on the recognition of inflation effects (2)	—	—	—	256	(5)	(118)	133
Cost as of December 31, 2024	Ps. 74,622	Ps. 22,012	Ps. 1,309	Ps. 8,010	Ps. 1,954	Ps. 2,219	Ps. 110,126

Cost as of January 1, 2025	Ps. 74,622	Ps. 22,012	Ps. 1,309	Ps. 8,010	Ps. 1,954	Ps. 2,219	Ps. 110,126
Additions (1)	—	—	—	18	2,103	120	2,241
Transfer	—	—	—	45	(1,402)	1,200	(157)
Disposals	—	—	(10)	(1)	—	(1)	(12)
Effect of movements in exchange rates	(402)	(156)	24	(137)	(14)	(19)	(704)
Changes in value on the recognition of inflation effects	—	—	—	54	—	—	54
Cost as of December 31, 2025	Ps. 74,220	Ps. 21,856	Ps. 1,323	Ps. 7,989	Ps. 2,641	Ps. 3,519	Ps. 111,548

Accumulated amortization	Rights to Produce and Distribute Coca-Cola trademark Products	Goodwill	Other indefinite lived intangible assets	Technology costs and management systems	Development systems	Other amortizable	Total
Accumulated amortization as of January 1, 2023	Ps. (745)	Ps. —	Ps. —	Ps. (4,691)	Ps. —	Ps. (1,054)	Ps. (6,490)
Amortization expense	—	—	—	(518)	—	(318)	(836)
Disposals	—	—	—	—	—	59	59

Effect of movements in exchange rate	—	—	—	205	—	12	217
Changes in value on the recognition of inflation effects	—	—	—	(78)	—	—	(78)
Accumulated amortization as of December 31, 2023	Ps. (745)	Ps. —	Ps. —	Ps. (5,082)	Ps. —	Ps. (1,301)	Ps. (7,128)

Accumulated amortization as of January 1, 2024	(745)	—	—	(5,082)	—	(1,301)	(7,128)
Amortization expense	—	—	—	(778)	—	(207)	(985)
Disposals	—	—	—	21	—	—	21
Effect of movements in exchange rate	—	—	—	(68)	—	39	(29)
Changes in value on the recognition of inflation effects	—	—	—	(129)	—	—	(129)
Accumulated amortization as of December 31, 2024	Ps. (745)	Ps. —	Ps. —	Ps. (6,036)	Ps. —	Ps. (1,469)	Ps. (8,250)

Accumulated amortization as of January 1, 2025	(745)	—	—	(6,036)	—	(1,469)	(8,250)
Amortization expense	—	—	—	(342)	—	(693)	(1,035)
Disposals	—	—	—	1	—	1	2
Effect of movements in exchange rate	—	—	—	132	—	8	140
Changes in value on the recognition of inflation effects	—	—	—	(49)	—	—	(49)
Accumulated amortization as of December 31, 2025	Ps. (745)	Ps. —	Ps. —	Ps. (6,294)	Ps. —	Ps. (2,153)	Ps. (9,192)

Balance as of December 31, 2023	Ps. 73,962	Ps. 22,340	Ps. 1,314	Ps. 1,794	Ps. 1,567	Ps. 185	Ps. 101,162
Balance as of December 31, 2024	Ps. 73,877	Ps. 22,012	Ps. 1,309	Ps. 1,974	Ps. 1,954	Ps. 750	Ps. 101,876
Balance as of December 31, 2025	Ps. 73,475	Ps. 21,856	Ps. 1,323	Ps. 1,695	Ps. 2,641	Ps. 1,366	Ps. 102,356

Disclosure of Aggregate Carrying Amounts of Goodwill and Distribution Rights Allocated to Each CGUl
The aggregate carrying amounts of goodwill, distribution rights, and other indefinite lived intangible assets allocated to each CGU are as follows:

	2025	2024
Mexico	Ps. 56,971	Ps. 57,689
Guatemala	1,608	1,695
Nicaragua	371	404
Costa Rica	1,580	1,439
Panama	1,086	1,170
Colombia	4,227	3,638
Brazil	27,996	28,199
Argentina	422	512
Uruguay	2,393	2,452
Total	Ps. 96,654	Ps. 97,198

Details of Key Assumptions by CGU for Impairment Test
The key assumptions by CGU for impairment test as of December 31, 2025 were as follows:

CGU	Pre-tax WACC	Post –tax WACC	Expected Annual Long-Term Inflation 2026-2030	Expected Volume Growth Rates 2026-2030
Mexico	8.8%	6.2%	3.9%	5.0%
Brazil	11.4%	7.2%	3.9%	3.3%
Colombia	10.5%	7.9%	3.4%	3.5%
Argentina	16.8%	11.8%	10.1%	5.2%
Guatemala	8.8%	6.8%	3.8%	7.3%
Costa Rica	10.8%	7.9%	2.3%	6.1%
Nicaragua	21.6%	14.1%	3.3%	6.2%
Panama	11.3%	8.6%	1.0%	5.6%
Uruguay	9.0%	6.8%	4.5%	4.5%

The key assumptions by CGU for impairment test as of December 31, 2024 were as follows:

CGU	Pre-tax WACC	Post –tax WACC	Expected Annual Long-Term Inflation 2025-2029	Expected Volume Growth Rates 2025-2029
Mexico	9.0%	6.3%	4.1%	5.4%
Brazil	10.9%	6.8%	3.6%	4.1%
Colombia	12.0%	7.9%	3.1%	6.6%
Argentina	16.0%	12.0%	35.1%	4.5%
Guatemala	9.5%	7.2%	4.0%	11.9%
Costa Rica	12.0%	8.5%	2.8%	6.6%
Nicaragua	23.0%	13.1%	3.5%	6.5%
Panama	11.7%	9.1%	1.8%	6.3%
Uruguay	9.5%	7.1%	5.1%	4.2%

Summary of Detailed Information About Sensitivity to Changes in Assumptions

CGU	Change in WACC	Change in Volume Growth CAGR(1)	Effect on Valuation
Mexico	+0.6p.p	-1.0%	Passes by 3.7x
Brazil	+0.9p.p	-1.0%	Passes by 1.8x
Colombia	+1.2p.p	-1.0%	Passes by 3.2x
Argentina	+2.3p.p	-1.0%	Passes by 3.7x
Guatemala	+0.7p.p	-1.0%	Passes by 5.7x
Costa Rica	+0.7p.p	-1.0%	Passes by 4.6x
Nicaragua	+3.4p.p	-1.0%	Passes by 1.4x
Panama	+0.9p.p	-1.0%	Passes by 2.1x
Uruguay	+0.2p.p	-1.0%	Passes by 3.4x
(1) Compound Annual Growth Rate (“CAGR”)